Other liabilities	12 Months Ended
Dec. 31, 2020
Other liabilities
Other liabilities

21.   Other liabilities

Other liabilities comprise the following at December 31:

	2020			2019
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	130	2,633	2,763	182	6,989	7,171
Guarantees and deposits	17	266	283	18	—	18
Remuneration payable	20	27,552	27,572	38	33,003	33,041
Tax payables	—	23,177	23,177	—	22,459	22,459
Contingent consideration	14,859	1,773	16,632	20,338	1,626	21,964
Other liabilities	1,741	10,592	12,333	5,330	32,352	37,682
Total	16,767	65,993	82,760	25,906	96,429	122,335

Tax payables

Tax payables comprise the following at December 31:

	2020		2019
	Current	Total	Current	Total
	US$'000	US$'000	US$'000	US$'000
VAT	4,061	4,061	8,234	8,234
Accrued social security taxes payable	13,266	13,266	7,781	7,781
Personal income tax withholding payable	1,111	1,111	1,351	1,351
Other	4,739	4,739	5,093	5,093
Total	23,177	23,177	22,459	22,459

Share-based compensation

a. Equity Incentive Plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected senior employees of Ferroglobe PLC and its subsidiaries. The Plan’s main purpose is to reward and foster performance through share ownership. Awards under the plan may be structured either as conditional share awards or options with a $nil exercise price (nil cost options). The awards are subject to a service condition of three years from the date of grant.

Details of the Plan awards during the current and prior years are as follows:

Number of awards
Outstanding as of December 31, 2018	1,025,042
Granted during the period	1,184,441
Expired/forfeited during the period	(33,630)
Outstanding as of December 31, 2019	2,175,853
Granted during the period	882,850
Exercised during the period	(150,494)
Outstanding as of December 31, 2020	2,908,209

Exercisable as of December 31, 2020	456,968

The awards outstanding under the Plan at December 31, 2020 and December 31, 2019 were as follows:

	Performance Period			Fair Value at
Grant Date	(three years ended)	Expiration Date	Exercise Price	Grant Date	2020	2019
December 16, 2020	December 31, 2024	December 16, 2030	nil	$1.23	882,850	—
March 13, 2019	December 31, 2022	March 13, 2029	nil	$2.69	1,184,441	1,184,441
June 14, 2018	N/A	June 13, 2028	nil	$9.34	78,694	129,930
March 21, 2018	December 31, 2021	March 20, 2028	nil	$22.56	287,080	287,080
June 20, 2017	December 31, 2020	June 20, 2027	nil	$15.90	17,342	17,342
June 1, 2017	N/A	June 1, 2027	nil	$10.96	834	19,463
June 1, 2017	December 31, 2020	June 1, 2027	nil	$16.77	346,215	382,002
November 24, 2016	December 31, 2019	November 24, 2026	nil	$16.66	110,753	155,595
					2,908,209	2,175,853

The awards outstanding as of December 31, 2020 had a weighted average remaining contractual life of 11.93 years (2019: 8.52 years).

At December 31, 2020, 2,828,681 of the outstanding awards were subject to performance conditions (2019: 2,026,460 awards). For those awards subject to performance conditions, upon completion of the three year service period, the recipient will receive a number of shares or nil cost options of between 0% and 200% of the above award numbers, depending on the financial performance of the Company during the performance period. The performance conditions can be summarized as follows:

Vesting Conditions
40% base on share price
30% base on Operating (Loss) profit plus depreciation and amortization charges
20% based on net cash flow

There were no performance obligations linked to 79,528 of the awards outstanding at December 31, 2020 (2019: 149,393 awards). These awards were issued as deferred bonus awards and vest subject to remaining in employment for three years.

Fair Value

The weighted average fair value of the awards granted during the year ended December 31, 2020 was $1.23 (2019: $2.69). The Company estimates the fair value of the awards using Stochastic and Black-Scholes option pricing models. Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant.

The following assumptions were used to estimate the fair value of the awards:

	Grant date
	December 16, 2020	March 13, 2019	March 21, 2018	June 20, 2017	June 01, 2017
Fair value at grant date	$1.23	$2.69	$22.56	$15.90	$16.77
Grant date share price	$1.61	$2.44	$15.19	$10.50	$10.96
Exercise price	Nil	Nil	Nil	Nil	Nil
Expected volatility	91.30%	53.54%	49.86%	43.15%	43.09%
Option life	4.00 years	3.00 years	3.00 years	3.00 years	3.00 years
Dividend yield	—	—%	—%	—%	—%
Risk-free interest rate	0.27%	2.40%	2.48%	1.52%	1.44%
Remaining performance period at grant date	4.04	2.81	2.78	2.53	2.58
Company TSR at grant date	NA	(48.1)%	2.1%	(0.3)%	4.0%
Median comparator group TSR at grant date	NA	(4.8)%	(6.2)%	(7.2)%	(3.7)%
Median index TSR at grant date	NA	10.9%	(8.4)%	0.6%	4.8%

At the date of grant for these awards, all of the opening averaging period and some of the performance period had elapsed. The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of all comparator group correlations, regardless of the degree of correlation, have been incorporated into the valuation model.

For the year ended December 31, 2020, share-based compensation expense related to this stock plan amounted to $2,017 thousand, which is recorded in staff costs (2019:  $4,879 thousand).

Prior to the business combination, shares of Globe Specialty Metals common stock were registered pursuant to Section 12(b) of the Exchange Act and listed on NASDAQ. As a result of the business combination between Ferroglobe and Globe, each share of Globe common stock was converted into the right to receive one Ferroglobe ordinary share. The shares of Globe common stock were suspended from trading on NASDAQ effective as of the opening of trading on December 24, 2015. Ferroglobe ordinary shares were approved for listing on The NASDAQ Global Market. At the effective time of the business combination, GSM stock and stock-based awards were replaced with stock and stock-based awards of Ferroglobe in a one to one exchange.

There were not options that were exercised and 25,000 share options that expired during the year ended December 31, 2020 (2019: no options were exercised and 78,630 share options expired during the year).

A summary of options outstanding is as follows:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2018	103,630	$19.40	0.44	$1,774
Expired/forfeited during the period	(78,630)	20.25
Outstanding as of December 31, 2019	25,000	$16.70	0.16	$—
Expired/forfeited during the period	(25,000)	—
Outstanding as of December 31, 2020	—	$16.7	0.16	$—

Exercisable as of December 31, 2020	—	$16.7	0.16	$—

At December 31, 2020 there are total vested options of zero and no unvested options outstanding (2019: vested options of 25,000 and no unvested options).

For the year ended December 31, 2020, share based compensation income related to stock options under this plan was $ zero thousand (2019: $ zero thousand).  The expense is reported within staff costs in the consolidated income statement.

For the year ended December 31, 2020, the Company did settle options by an amount of $12 thousand.

b. Executive bonus plan assumed under business combination with Globe

Prior to the business combination, the Globe also issued restricted stock units under the Company’s Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company’s stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company’s stock price on the date of transfer. For the year ended December 31, 2020, no restricted options were exercised and for the year ended December 31, 2019, no restricted options were exercised. As of December 31, 2020, and 2019, restricted stock units of 26,268 were outstanding.

For the year ended December 31, 2020, share based compensation expense for these restricted stock units was $18 thousand (2019:  $17 thousand income before tax and $11 thousand income after tax). The income is reported within staff costs in the consolidated income statement. At December 31, 2020 and 2019, the liability associated with the restricted stock option was $43 thousand and $26 thousand, respectively included in other current liabilities.

c. Stock appreciation rights assumed under business combination with Globe

Globe issued cash-settled stock appreciation rights as an additional form of incentivized bonus. Stock appreciation rights vest and become exercisable in one-third increments over three years. The Company settles all awards by cash transfer, based on the difference between the Company’s stock price on the date of exercise and the date of grant. The Company estimates the fair value of stock appreciation rights using the Black-Scholes option pricing model. There were 443,511 stock appreciation rights cancelled and nil stock appreciation rights exercised during the year ended December 31, 2020 (2019: 150,000 stock appreciation rights cancelled and nil stock appreciation rights exercised).

As of December 31, 2020, and 2019, there were 16,510 and 460,021 stock appreciation rights outstanding, respectively.

For the year ended December 31, 2020 compensation income for these stock appreciation rights was $1 thousand before tax and $1 thousand after tax (2019:  $61 thousand income before tax and $39 thousand income after tax). As of December 31, 2020, the liability associated with the stock appreciation rights is $ zero thousand and is included in other current liabilities (2019: liability of $2 thousand included within other liabilities).

Contingent consideration

On February 1, 2018 the Company acquired 100% of the outstanding ordinary shares of Kintuck (France) SAS and Kintuck AS from a wholly-owned subsidiary of Glencore International AG (“Glencore”) and obtained control of both entities. The new subsidiaries were renamed as Ferroglobe Mangan Norge AS and Ferroglobe Manganèse France SAS. The Company completed the acquisition through its wholly-owned subsidiary Ferroatlántica., see Note 5. Consideration included both cash and contingent consideration.

The contingent consideration arrangement requires the Company to pay the former owners of Kintuck (France) SAS and Kintuck AS a sliding scale commission based on the silicomanganese and ferromanganese sales spreads of Ferroglobe Mangan Norge and Ferroglobe Manganèse France, up to a maximum amount of $60,000 thousand (undiscounted). The contingent consideration applies to sales made up to eight and a half years from the date of acquisition and if it applies, the payment is on annual basis.

The potential undiscounted amount of all future payments that the Company could be required to make under the contingent consideration arrangement is between  $nil  thousand and $60,000 thousand.

The fair value of the contingent consideration arrangement as at December, 31, 2020 of $16,632 thousand (2019:  $21,965 thousand) was estimated by applying the income approach based on a Monte Carlo simulation considering various scenarios of fluctuation of future manganese alloy spreads as well at the cyclicality of manganese alloy pricing. The fair value measurement is based on significant inputs that are not observable in the market, which IFRS 13 Fair Value Measurement refers to as Level 3 inputs. Key assumptions include discount rates of 12.5 percent and 11.5 percent for Ferroglobe Mangan Norge and Ferroglobe Manganèse France respectively (2019:  11.5 percent and 11.0 percent), prices, spread and cost assumptions. Average simulated revenues in Ferroglobe Mangan Norge and Ferroglobe Manganèse France combined are between $135,868 thousand and $262,441 thousand per year (2019: between $157,276 thousand and $317,507 thousand). The liability has decreased primarily driven by a reduction in forecasted volumes as a result of the current market outlook,  increased operational costs and the combined impact of FX and inflation forecasts, this was partially offset by a reduction in variable costs.  Changes in the value of contingent consideration are presented in cost of sales.